Segment Information and Revenue Analysis	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Information and Revenue Analysis

NOTE 15 – SEGMENT INFORMATION AND REVENUE ANALYSIS

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Geographic information

The summary of our total revenues by geographic market for the years ended June 30, 2019, 2018 and 2017 was as follows:

	For the year ended June 30,
	2019	2018	2017
China	$15,082,443	$14,865,940	$6,839,534
United States	5,522,008	10,168,945	9,082,419
Europe	2,510,190	1,994,085	2,618,851
Australia	216,993	223,463	149,635
Canada	950,353	128,320	481,142
Central and South America	231,426	106,098	411,281
Japan and other Asian countries and regions	1,703,102	2,637,444	1,589,229
Total	$26,216,515	$30,135,295	$21,172,091

Revenue by product categories

The summary of our total revenues by our product categories for the years ended June 30, 2019, 2018 and 2017 was as follows:

	For the years ended June 30,
	2019	2018	2017
Pet leashes	$6,266,952	$7,102,233	$5,290,918
Pet collars	6,188,672	10,684,908	7,529,420
Pet harnesses	3,587,128	4,980,771	1,508,426
Retractable dog leashes	1,771,805	2,650,932	1,691,066
Intelligent pet products	2,103,523	59,719	-
Gift suspender	4,058,229	3,481,500	2,415,118
Other pet accessories	2,024,742	1,175,232	2,737,143
Climbing hooks	215,464	-	-
Total	$26,216,515	$30,135,295	$21,172,091